CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total		Common share capital	Preferred share capital	Issued capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit		Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2021	$ 14,363					$ 15,678	$ 2,517	$ (3,920)				$ 28	$ 14,303			$ 60
Total comprehensive income
Earnings (loss)	2,971												2,971
Other comprehensive (loss) income, net of tax (Note 22)
Other comprehensive (loss) income, net of tax	313											313	313
Total comprehensive income attributable to shareholders	3,284							2,971				313	3,284
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax	(9)			$ (9)	$ (9)								(9)
Repurchase of common shares	(333)		$ (204)		(204)			(129)					(333)
Share-based payment transactions	319		319		319								319
Dividends declared			(1,409)	(126)						$ (1,409)	$ (126)			$ (1,409)	$ (126)
Preferred shares redemption	(300)				(300)								(300)
Total transactions with shareholders of the Company	(1,858)					115	(309)	(1,664)				0	(1,858)
Equity, ending balance at Dec. 31, 2022	15,789					15,793	2,208	(2,613)				341	15,729			60
Total comprehensive income
Earnings (loss)	1,776												1,776
Other comprehensive (loss) income, net of tax (Note 22)
Other comprehensive (loss) income, net of tax	(120)											(120)	(120)
Total comprehensive income attributable to shareholders	1,656							1,776				(120)	1,656			0
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax	(9)			(9)	(9)								(9)
Repurchase of common shares	(50)		(34)		(34)			(16)					(50)
Share-based payment transactions	6				$ 6								6
Dividends declared			$ (1,459)	$ (120)						$ (1,459)	$ (120)			$ (1,459)	$ (120)
Derecognition of non-controlling interest	0	[2]						60	[2]				60			(60)	[2]
Total transactions with shareholders of the Company	(1,632)					(28)	(9)	(1,535)				0	(1,572)			(60)
Equity, ending balance at Dec. 31, 2023	$ 15,813					$ 15,765	$ 2,199	$ (2,372)				$ 221	$ 15,813			$ 0

[1]	Accumulated Other Comprehensive Income ("AOCI").
[2]	In the fourth quarter of 2023, Williams Partners Operating, LLC provided notice to Pacific Gas Pipeline, LLC of its intent to withdraw from the Limited Partnership, effective
December 31, 2023. As a result, the balance originally recognized in non-controlling interest was reclassified to owner's equity.